INVENTORIES	12 Months Ended
Dec. 31, 2025
Inventory, Net [Abstract]
INVENTORIES
NOTE 5:-	INVENTORIES

	December 31,
	2025	2024

Raw materials	4,798	4,141
Work-in-progress	5,569	4,467
Finished goods	787	880

	11,154	9,488

During the years ended December 31, 2025, 2024 and 2023, the Company recorded inventory write-offs in the amounts of $78, $80 and $80, respectively. Such write-offs were included in cost of revenues.